Equity (Tables)	6 Months Ended
Mar. 31, 2025
Equity [Abstract]
Schedule of Movement Warrant Activities

Following table summarizes the movement of warrant activities during the six months ended March 31, 2024 and 2025, respectively:

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Exchange Warrants Outstanding as of September 30, 2023	7,899,412	$1.13	2.95	$-
Exchange Warrants Exercisable as of September 30, 2023	7,899,412	1.13	2.95	-
Common Warrants Outstanding as of September 30, 2023	8,498,125	1.13	2.95	-
Common Warrants Exercisable as of September 30, 2023	8,498,125	1.13	2.95	-
Exchange Warrants Granted	-	-	-	-
Exchange Warrants Exercises	-	-	-	-
Exchange Warrants Forfeited	-	-	-	-
Exchange Warrants Expired	-	-	-	-
Exchange Warrants Outstanding as of March 31, 2024	7,899,412	1.13	2.45	-
Exchange Warrants Exercisable as of March 31, 2024	7,899,412	1.13	2.45	-
Common Warrants Outstanding as of March 31, 2024	8,498,125	1.13	2.45	-
Common Warrants Exercisable as of March 31, 2024	8,498,125	1.13	2.45	-
	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Exchange Warrants Outstanding as of September 30, 2024	3,000,000	$1.62	0.33	$-
Exchange Warrants Exercisable as of September 30, 2024	3,000,000	1.62	0.33	-
Common Warrants Outstanding as of September 30, 2024 (1)	5,389,126	1.78	1.95	-
Common Warrants Exercisable as of September 30, 2024 (1)	5,389,126	1.78	1.95	-
Exchange Warrants Granted	-	-	-	-
Exchange Warrants Exercises	(3,000,000)	1.62	-	-
Exchange Warrants Forfeited	-	-	-	-
Exchange Warrants Expired	-	-	-	-
Exchange Warrants Outstanding as of March 31, 2025	-	-	-	-
Exchange Warrants Exercisable as of March 31, 2025	-	-	-	-
Common Warrants Outstanding as of March 31, 2025 (1)	5,389,126	1.78	1.45	-
Common Warrants Exercisable as of March 31, 2025 (1)	5,389,126	1.78	1.45	-

(1)	Upon effectiveness of the Reverse Share Split at a ratio of 1-for-40, the number of Common Warrant was adjusted to 5,389,126 and the Exercise Price of the Common Warrants was adjusted to $1.7819.